Quarterly Holdings Report
for
Fidelity Flex® Freedom Blend Funds
Fidelity Flex® Freedom Blend 2030 Fund
December 31, 2025
Z30-NPRT3-0226
1.9884241.108
Bond Funds - 39.2%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (a)	13,648	134,298
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (a)	665,278	5,042,811
Fidelity Series Corporate Bond Fund (a)	298,476	2,829,550
Fidelity Series Emerging Markets Debt Fund (a)	46,919	400,217
Fidelity Series Emerging Markets Debt Local Currency Fund (a)	10,598	101,102
Fidelity Series Floating Rate High Income Fund (a)	8,161	71,817
Fidelity Series Government Bond Index Fund (a)	513,304	4,732,666
Fidelity Series High Income Fund (a)	8,085	72,033
Fidelity Series International Credit Fund (a)	8	71
Fidelity Series International Developed Markets Bond Index Fund (a)	307,570	2,608,195
Fidelity Series Investment Grade Bond Fund (a)	430,662	4,388,442
Fidelity Series Investment Grade Securitized Fund (a)	293,649	2,681,014
Fidelity Series Long-Term Treasury Bond Index Fund (a)	972,796	5,243,373
Fidelity Series Real Estate Income Fund (a)	7,023	70,999
TOTAL BOND FUNDS (Cost $28,969,120)		28,376,588

Domestic Equity Funds - 32.5%
	Shares	Value ($)
Fidelity Series Blue Chip Growth Fund (a)	233,998	5,377,273
Fidelity Series Commodity Strategy Fund (a)	5,253	508,231
Fidelity Series Large Cap Growth Index Fund (a)	115,711	3,450,496
Fidelity Series Large Cap Stock Fund (a)	132,635	3,541,344
Fidelity Series Large Cap Value Index Fund (a)	356,355	6,496,351
Fidelity Series Small Cap Core Fund (a)	83,061	1,122,981
Fidelity Series Small Cap Opportunities Fund (a)	39,825	645,965
Fidelity Series Value Discovery Fund (a)	136,697	2,327,951
TOTAL DOMESTIC EQUITY FUNDS (Cost $15,626,936)		23,470,592

International Equity Funds - 26.9%
	Shares	Value ($)
Fidelity Series Canada Fund (a)	92,813	1,833,051
Fidelity Series Emerging Markets Fund (a)	103,478	1,214,828
Fidelity Series Emerging Markets Opportunities Fund (a)	196,702	4,848,715
Fidelity Series International Growth Fund (a)	164,575	3,145,035
Fidelity Series International Index Fund (a)	78,783	1,190,407
Fidelity Series International Small Cap Fund (a)	47,897	856,877
Fidelity Series International Value Fund (a)	203,173	3,169,495
Fidelity Series Overseas Fund (a)	210,776	3,146,890
Fidelity Series Select International Small Cap Fund (a)	5,069	70,047
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $14,124,790)		19,475,345

Short-Term Funds - 0.7%
	Shares	Value ($)
Fidelity Series Treasury Bill Index Fund (a) (Cost $497,989)	50,049	498,486

Money Market Funds - 0.7%
	Yield (%)	Shares	Value ($)
Fidelity Series Government Money Market Fund (a)(b) (Cost $490,954)	3.84	490,954	490,954

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $59,709,789)	72,311,965
NET OTHER ASSETS (LIABILITIES) - 0.0%	0
NET ASSETS - 100.0%	72,311,965

Legend

(a)	Affiliated fund.
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	-	143,245	6,890	2,186	(46)	(2,011)	134,298	13,648
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	4,861,579	1,648,123	1,361,051	212,064	(69,566)	(36,274)	5,042,811	665,278
Fidelity Series Blue Chip Growth Fund	5,600,813	927,704	2,754,594	216,833	601,158	1,002,192	5,377,273	233,998
Fidelity Series Canada Fund	1,497,260	561,462	554,332	37,220	31,816	296,845	1,833,051	92,813
Fidelity Series Commodity Strategy Fund	171,564	379,545	51,047	5,030	(1,288)	9,457	508,231	5,253
Fidelity Series Corporate Bond Fund	2,904,777	835,942	951,586	97,773	(6,606)	47,023	2,829,550	298,476
Fidelity Series Emerging Markets Debt Fund	409,721	74,694	112,054	19,059	3,760	24,096	400,217	46,919
Fidelity Series Emerging Markets Debt Local Currency Fund	102,245	19,289	27,703	6,553	2,126	5,145	101,102	10,598
Fidelity Series Emerging Markets Fund	1,369,413	316,926	794,966	30,192	82,015	241,440	1,214,828	103,478
Fidelity Series Emerging Markets Opportunities Fund	5,480,657	1,291,065	3,236,156	125,246	414,871	898,278	4,848,715	196,702
Fidelity Series Floating Rate High Income Fund	74,536	17,148	19,515	4,398	(174)	(178)	71,817	8,161
Fidelity Series Government Bond Index Fund	4,707,843	1,550,670	1,537,695	127,334	(27,388)	39,236	4,732,666	513,304
Fidelity Series Government Money Market Fund	-	1,316,171	825,217	7,886	-	-	490,954	490,954
Fidelity Series High Income Fund	74,135	14,630	19,733	4,063	214	2,787	72,033	8,085
Fidelity Series International Credit Fund	67	3	-	3	-	1	71	8
Fidelity Series International Developed Markets Bond Index Fund	2,615,466	775,533	748,499	101,435	(1,136)	(33,169)	2,608,195	307,570
Fidelity Series International Growth Fund	3,477,840	855,796	1,506,683	247,317	253,997	64,085	3,145,035	164,575
Fidelity Series International Index Fund	1,339,498	265,855	652,871	39,589	137,991	99,934	1,190,407	78,783
Fidelity Series International Small Cap Fund	982,028	184,503	400,136	114,275	54,535	35,947	856,877	47,897
Fidelity Series International Value Fund	3,576,868	885,178	1,868,501	318,635	479,080	96,870	3,169,495	203,173
Fidelity Series Investment Grade Bond Fund	4,468,838	1,341,456	1,466,321	136,046	(21,727)	66,196	4,388,442	430,662
Fidelity Series Investment Grade Securitized Fund	2,810,512	756,360	928,986	89,326	(20,010)	63,138	2,681,014	293,649
Fidelity Series Large Cap Growth Index Fund	3,602,894	507,499	1,610,006	34,024	441,246	508,863	3,450,496	115,711
Fidelity Series Large Cap Stock Fund	3,326,306	1,075,602	1,445,623	335,147	139,255	445,804	3,541,344	132,635
Fidelity Series Large Cap Value Index Fund	6,843,917	1,713,240	2,692,393	222,674	196,218	435,369	6,496,351	356,355
Fidelity Series Long-Term Treasury Bond Index Fund	5,443,496	1,843,585	1,949,440	162,313	(285,936)	191,668	5,243,373	972,796
Fidelity Series Overseas Fund	3,518,461	879,430	1,480,060	260,555	311,929	(82,870)	3,146,890	210,776
Fidelity Series Real Estate Income Fund	74,265	15,504	19,785	3,508	(617)	1,632	70,999	7,023
Fidelity Series Select International Small Cap Fund	13,465	49,838	4,032	2,082	222	10,554	70,047	5,069
Fidelity Series Small Cap Core Fund	1,571,656	100,584	879,009	9,217	16,415	313,335	1,122,981	83,061
Fidelity Series Small Cap Opportunities Fund	698,839	74,910	262,874	30,130	37,137	97,953	645,965	39,825
Fidelity Series Treasury Bill Index Fund	-	1,919,512	1,421,621	20,835	99	496	498,486	50,049
Fidelity Series Value Discovery Fund	2,456,449	624,384	958,631	130,351	41,144	164,605	2,327,951	136,697
	74,075,408	22,965,386	32,548,010	3,153,299	2,810,734	5,008,447	72,311,965

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.